Business Segment Information (Schedule Of Depreciation And Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 24,782	$ 23,521	$ 22,137
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	13,700	13,100	12,200
Test [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	2,500	2,200	2,300
Filtration [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	3,900	3,300	2,700
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 4,700	$ 4,900	$ 4,900